Other Borrowed Funds	12 Months Ended
Dec. 31, 2020
Other Borrowed Funds [Abstract]
Other Borrowed Funds
Note I - Other Borrowed Funds

Other borrowed funds at December 31, 2020 and 2019 are comprised of advances from the FHLB of Cincinnati and promissory notes.

	FHLB Borrowings	Promissory Notes	Totals
2020	$24,665	$3,198	$27,863
2019	$29,758	$4,233	$33,991

Pursuant to collateral agreements with the FHLB, advances are secured by $297,281 in qualifying mortgage loans, $57,457 in commercial loans and $5,365 in FHLB stock at December 31, 2020. Fixed-rate FHLB advances of $24,665 mature through 2042 and have interest rates ranging from 1.53% to 3.31% and a year-to-date weighted average cost of 2.40% and 2.39% at December 31, 2020 and 2019, respectively. There were no variable-rate FHLB borrowings at December 31, 2020.

At December 31, 2020, the Company had a cash management line of credit enabling it to borrow up to $100,000 from the FHLB. All cash management advances have an original maturity of 90 days. The line of credit must be renewed on an annual basis. There was $100,000 available on this line of credit at December 31, 2020.

Based on the Company’s current FHLB stock ownership, total assets and pledgeable loans, the Company had the ability to obtain borrowings from the FHLB up to a maximum of $204,060 at December 31, 2020. Of this maximum borrowing capacity of $204,060, the Company had $102,656 available to use as additional borrowings, of which $100,000 could be used for short-term, cash management advances, as mentioned above.

Promissory notes, issued primarily by Ohio Valley, are due at various dates through a final maturity date of December 9, 2021, and have fixed rates ranging from 1.00% to 2.85% and a year-to-date weighted average cost of 2.20% at December 31, 2020, as compared to 2.73% at December 31, 2019. At December 31, 2020, there were six promissory notes payable by Ohio Valley to related parties totaling $3,198. See Note M for further discussion of related party transactions.  There were no Promissory notes payable to other banks at December 31, 2020, as compared to $405 at December 31, 2019.

Letters of credit issued on the Bank’s behalf by the FHLB to collateralize certain public unit deposits as required by law totaled $76,740 at December 31, 2020 and $56,500 at December 31, 2019.

Scheduled principal payments over the next five years:	FHLB Borrowings	Promissory Notes	Totals
2021	$3,134	$3,198	$6,332
2022	2,683	----	2,683
2023	2,542	----	2,542
2024	2,173	----	2,173
2025	1,897	----	1,897
Thereafter	12,236	----	12,236
	$24,665	$3,198	$27,863